VIA EDGAR	787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 12, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             SunAmerica Specialty Series
Securities Act File No. 333-111662
Investment Company Act File No. 811-21482
Post-Effective Amendment No. 39

Ladies and Gentlemen:

On behalf of SunAmerica Specialty Series (the “Trust”), a Delaware statutory trust, I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 39 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add a new series to the Trust, the SunAmerica Income Explorer Fund (the “Fund”).  The Fund seeks high current income with a secondary investment objective of capital appreciation.  The Fund seeks to achieve its investment objective primarily by strategically allocating its assets among a preferred securities strategy, closed-end fund strategy and global dividend equity strategy.  It is proposed that the Amendment will become effective on June 26, 2013 pursuant to Rule 485(a)(2) under the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:                                Kathleen Fuentes, Esq., SunAmerica Asset Management Corp.
Margery K. Neale, Esq., Willkie Farr & Gallagher LLP

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